Virtus Capital Growth Series

a series of Virtus Variable Insurance Trust

Supplement dated September 30, 2011 to the

Prospectuses dated May 1, 2011

IMPORTANT NOTICE TO INVESTORS

As approved by the Board of Trustees of Virtus Variable Insurance Trust, effective September 30, 2011, Kayne Anderson Rudnick Investment Management, LLC (“Kayne”) became the investment subadviser for the Virtus Capital Growth Series, which was previously subadvised by Newfleet Asset Management, LLC (formerly SCM Advisors, LLC) (“Newfleet”). The portfolio manager at Newfleet responsible for the Series will continue to manage the Series on behalf of Kayne.

VIA will continue to be the Series’ investment adviser. No changes to the Series’ principal investment strategies are being made. Also, the fees and expenses paid by the Series remain unchanged.

The Series’ summary and statutory prospectuses are hereby revised as described below.

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The description of the subadviser under “Management” in the Series’ summary prospectus and in the summary section of the Series’ statutory prospectus is revised to read: “Kayne Anderson Rudnick Investment Management, LLC (“Kayne”), an affiliate of VIA, is the subadviser to the Series (since September 2011).”

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The description of Mr. Couden under “Portfolio Manager” in the Series’ summary prospectus and in the summary section of the Series’ statutory prospectus is replaced with the following: “Douglas Couden, CFA, Portfolio Manager and Senior Analyst at Kayne, is the manager of the Series. Mr. Couden has been Portfolio Manager since November 2010.”

•	The disclosure under “The Subadviser” on page 6 of the Series’ statutory prospectus is replaced with the following:

Kayne Anderson Rudnick Investment Management, LLC (“Kayne”) has served as subadviser to the Series since September 2011. Kayne, an affiliate of VIA, is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. Kayne acts as subadviser to mutual funds and as investment adviser to institutions and individuals. As of June 30, 2011, Kayne had approximately $5.1 billion in assets under management.

•	The following replaces the disclosure under “Board of Trustees Approval of the Investment Advisory and Subadvisory Agreements” on page 6 of the Series’ statutory prospectus:

The Trust’s annual report to shareholders for the year ended December 31, 2010 contains a discussion regarding the basis for the Trust’s Board of Trustees’ approval of the investment advisory agreement with VIA. The Trust’s annual report to shareholders for the year ended December 31, 2011 is expected to contain a discussion regarding the basis for the Trust’s Board of Trustees’ approval of the investment subadvisory agreement with Kayne.

•	The following information about Mr. Couden replaces the disclosure under “Portfolio Management” on page 6 of the Series’ statutory prospectus:

Douglas Couden, CFA, manages the Capital Growth Series (since November 2010) and is primarily responsible for the day-to-day management of the Series’ portfolio. Mr. Couden is Portfolio Manager and Senior Analyst at Kayne (since September 2011). Previously, he was Senior Portfolio Manager and Director of Equities at Newfleet, an affiliate of Kayne. Prior to joining Newfleet in 1996, he was a business analyst with PaineWebber, Inc. Mr. Couden has 17 years of investment experience.

Investors should retain this supplement with the Prospectuses for future reference.

VVIT 8501/CapGr-KayneChanges (9/2011)

Virtus Premium AlphaSector Series

a series of Virtus Variable Insurance Trust

Supplement dated September 30, 2011 to the

Prospectuses dated May 1, 2011

IMPORTANT NOTICE TO INVESTORS

As approved by the Board of Trustees of Virtus Variable Insurance Trust, effective September 30, 2011, Euclid Advisors LLC (“Euclid”) became an investment subadviser for the Virtus Premium AlphaSector Series. Amy Robinson, the Series’ portfolio manager who managed the Series in her role with Virtus Investment Advisers, Inc. (“VIA”), will continue to manage the Series on behalf of Euclid.

VIA will continue to be the Series’ investment adviser. No changes to the Series’ principal investment strategies are being made. Also, the fees and expenses paid by the Series remain unchanged.

The Series’ summary and statutory prospectuses are hereby revised as described below.

•	The disclosure under “Management” in the Series’ summary prospectus and in the summary section of the Series’ statutory prospectus is revised to read:

The Adviser and Subadvisers

Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.

Euclid Advisors LLC (“Euclid”), an affiliate of VIA, and F-Squared Institutional Advisors, LLC (“F-Squared”) are the subadvisers to the Series.

The description of Ms. Robinson under “Portfolio Managers” is replaced with the following: “Amy Robinson, Managing Director at Euclid, is a manager of the Series. Ms Robinson has been Portfolio Manager since inception in February 2011.”

•	The subheading “The Subadviser” on page 6 of the Series’ statutory prospectus is hereby changed to “The Subadvisers” and the following is inserted:

Euclid, an affiliate of VIA, is located at 100 Pearl Street, Hartford, CT 06103. As of September 30, 2011 Euclid had approximately $3.7 billion in assets under management. As subadviser to the Series, Euclid is responsible for determining final allocations and trading decisions following receipt of F-Squared’s investment recommendations.

•	The following replaces the disclosure under “Board of Trustees Approval of the Investment Advisory and Subadvisory Agreements” on page 6 of the Series’ statutory prospectus:

The Trust’s semiannual report to shareholders for the period ended June 30, 2011 contains a discussion regarding the basis for the Trust’s Board of Trustees’ approval of the investment advisory agreement with VIA and the investment subadvisory agreement with F-Squared. The Trust’s annual report to shareholders for the year ended December 31, 2011 is expected to contain a discussion regarding the basis for the Trust’s Board of Trustees’ approval of the investment subadvisory agreement with Euclid.

•	The following information replaces the description of Ms. Robinson under “Portfolio Management” on page 7 of the Series’ statutory prospectus:

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Amy Robinson is Managing Director of Euclid (since September 2011) and of VIA (since 1992) and leads VIA’s equity trading function. Ms. Robinson is responsible for all trading activities of investment portfolios and mutual funds; she also manages strategic operational initiatives for the firm. As Portfolio Manager of the Series, she is responsible for determining final allocations and trading decisions following receipt of F-Squared’s investment recommendations. Ms. Robinson has 31 years of investment experience and is a former president of the Security Traders Association of Connecticut.

Investors should retain this supplement with the Prospectuses for future reference.

VVIT 8510/PAS-EuclidChanges (9/2011)

Virtus Strategic Allocation Series

a series of Virtus Variable Insurance Trust

Supplement dated September 30, 2011 to the

Prospectuses dated May 1, 2011

IMPORTANT NOTICE TO INVESTORS

As approved by the Board of Trustees of Virtus Variable Insurance Trust, effective September 30, 2011, Euclid Advisors LLC (“Euclid”) became an investment subadviser for the Virtus Strategic Allocation Series, the equity portion of which was previously managed directly by Virtus Investment Advisers, Inc. (“VIA”), the Series’ investment adviser. The portfolio managers at VIA responsible for the equity portion of the Series will continue to manage the Series on behalf of Euclid.

VIA will continue to be the Series’ investment adviser. No changes to the Series’ principal investment strategies are being made. Also, the fees and expenses paid by the Series remain unchanged.

The Series’ summary and statutory prospectuses are hereby revised as described below.

•	The disclosure under “Management” in the Series’ summary prospectus and in the summary section of the Series’ statutory prospectus is revised to read:

The Adviser and Subadvisers

Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.

Euclid Advisors LLC (“Euclid”), an affiliate of VIA, is the subadviser for the equity portion of the Series and Newfleet Asset Management, LLC (“Newfleet”) is the subadviser for the fixed income portion of the Series.

The description of Mr. Dickerson is revised to read: “David Dickerson, Managing Director at Euclid, has served as a portfolio manager of the Series since March 2009.” The description of Mr. Neel is revised to read: “Carlton Neel, Senior Managing Director at Euclid, has served as a portfolio manager of the Series since March 2009.”

•	The subheading “The Subadviser” on page 7 of the Series’ statutory prospectus is hereby changed to “The Subadvisers” and the following is inserted:

Euclid, an affiliate of VIA, is located at 900 Third Avenue, New York, NY 10022. As of September 30, 2011 Euclid had approximately $3.7 billion in assets under management.

•	The following replaces the disclosure under “Board of Trustees Approval of the Investment Advisory and Subadvisory Agreements” on page 7 of the Series’ statutory prospectus:

The Trust’s annual report to shareholders for the year ended December 31, 2010 contains a discussion regarding the basis for the Trust’s Board of Trustees’ approval of the investment advisory agreement with VIA. The Trust’s annual report to shareholders for the year ended December 31, 2011 is expected to contain a discussion regarding the basis for the Trust’s Board of Trustees’ approval of the investment subadvisory agreements with Euclid and Newfleet.

•	The following information replaces the description of Mr. Dickerson and Mr. Neel under “Portfolio Management” on page 8 of the Series’ statutory prospectus:

David Dickerson and Carlton Neel of Euclid managed the equity investments of the Series (since March 2009), and they are jointly and primarily responsible for the day-to-day management of the Series’ equity investments.

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Mr. Dickerson is Managing Director of Euclid (since September 2011). He also serves as portfolio manager for the Virtus Growth & Income Series, Virtus Alternatives Diversifier Fund, Virtus Balanced Fund, Virtus Growth & Income Fund and Virtus Tactical Allocation Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by Zweig Advisers, LLC (“Zweig”), an affiliate of VIA and Euclid. Mr. Dickerson has been with Zweig since April 2003 and was previously employed by Zweig from 1993 until July 2002.

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Mr. Neel is Senior Managing Director of Euclid (since September 2011). He also serves as portfolio manager of the Virtus Growth & Income Series, Virtus Alternatives Diversifier Fund, Virtus Balanced Fund, Virtus Growth & Income Fund and Virtus Tactical Allocation Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by Zweig, an affiliate of VIA and Euclid. Mr. Neel has been with Zweig since April 2003 and was previously employed by Zweig from 1995 until July 2002.

Investors should retain this supplement with the Prospectuses for future reference.

VVIT 8507/StratAlloc-EuclidChanges (9/2011)

Virtus Growth & Income Series

a series of Virtus Variable Insurance Trust

Supplement dated September 30, 2011 to the

Prospectuses dated May 1, 2011

IMPORTANT NOTICE TO INVESTORS

As approved by the Board of Trustees of Virtus Variable Insurance Trust, effective September 30, 2011, Euclid Advisors LLC (“Euclid”) became the investment subadviser for the Virtus Growth & Income Series, which was previously managed directly by Virtus Investment Advisers, Inc. (“VIA”), the Series’ investment adviser. The portfolio managers at VIA responsible for the Series will continue to manage the Series on behalf of Euclid.

VIA will continue to be the Series’ investment adviser. No changes to the Series’ principal investment strategies are being made. Also, the fees and expenses paid by the Series remain unchanged.

The Series’ summary and statutory prospectuses are hereby revised as described below.

•	The disclosure under “Management” in the Series’ summary prospectus and in the summary section of the Series’ statutory prospectus is revised to read:

The Adviser and Subadviser

Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.

Euclid Advisors LLC (“Euclid”), an affiliate of VIA, is the subadviser to the Series.

Portfolio Managers

David Dickerson, Managing Director at Euclid, has managed the Series since 2009.

Carlton Neel, Senior Managing Director at Euclid, has managed the Series since 2009.

•	The following disclosure is inserted immediately after the last paragraph under “The Adviser” on page 5 of the Series’ statutory prospectus:

The Subadviser

Euclid, an affiliate of VIA, is located at 900 Third Avenue, New York, NY 10022. As of September 30, 2011 Euclid had approximately $3.7 billion in assets under management.

•	The following replaces the disclosure under “Board of Trustees Approval of the Investment Advisory and Subadvisory Agreements” on page 6 of the Series’ statutory prospectus:

The Trust’s annual report to shareholders for the year ended December 31, 2010 contains a discussion regarding the basis for the Trust’s Board of Trustees’ approval of the investment advisory agreement with VIA. The Trust’s annual report to shareholders for the year ended December 31, 2011 is expected to contain a discussion regarding the basis for the Trust’s Board of Trustees’ approval of the investment subadvisory agreement with Euclid.

•	The following information replaces the disclosure under “Portfolio Management” on page 5 of the Series’ statutory prospectus:

David Dickerson and Carlton Neel have managed the investments of the Series since March 2009, and are jointly and primarily responsible for the day-to-day management of the Series’ investments.

•

Mr. Dickerson is Managing Director of Euclid. He also serves as portfolio manager for the Virtus Strategic Allocation Series, Virtus Alternatives Diversifier Fund, Virtus Balanced Fund, Virtus Growth & Income Fund and Virtus Tactical Allocation Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by Zweig Advisers, LLC (“Zweig”), an affiliate of VIA and Euclid. Mr. Dickerson has been with Zweig since April 2003 and was previously employed by Zweig from 1993 until July 2002.

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Mr. Neel is Senior Managing Director of Euclid. He also serves as portfolio manager of the Virtus Strategic Allocation Series, Virtus Alternatives Diversifier Fund, Virtus Balanced Fund, Virtus Growth & Income Fund and Virtus Tactical Allocation Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by Zweig, an affiliate of VIA and Euclid. Mr. Neel has been with Zweig since April 2003 and was previously employed by Zweig from 1995 until July 2002.

Investors should retain this supplement with the Prospectuses for future reference.

VVIT 8503/G&I-EuclidChanges (9/2011)

Virtus Capital Growth Series, Virtus Growth & Income Series,

Virtus Premium AlphaSector Series and Virtus Strategic Allocation Series,

each a series of Virtus Variable Insurance Trust

Supplement dated September 30, 2011 to the

Statement of Additional Information (“SAI”)

dated May 1, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

As approved by the Board of Trustees of Virtus Variable Insurance Trust, effective September 30, 2011, Kayne Anderson Rudnick Investment Management, LLC (“Kayne”) became the investment subadviser for the Virtus Capital Growth Series, which was previously subadvised by Newfleet Asset Management, LLC (formerly SCM Advisors, LLC) (“Newfleet”). The portfolio manager at Newfleet responsible for the Series will continue to manage the Series on behalf of Kayne.

Also as approved by the Board of Trustees of Virtus Variable Insurance Trust, effective September 30, 2011, Euclid Advisors LLC (“Euclid”) became an investment subadviser for the Virtus Growth & Income Series, Virtus Premium AlphaSector Series and Virtus Strategic Allocation Series (equity portion only), all or portions of which were previously managed directly by Virtus Investment Advisers, Inc. (“VIA”), the Series’ investment adviser. The portfolio managers at VIA responsible for the Series will continue to manage the Series on behalf of Euclid.

VIA will continue to be the Series’ investment adviser. No changes to the Series’ principal investment strategies are being made. Also, the fees and expenses paid by the Series remain unchanged.

The SAI is hereby revised as described below.

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Under “Compensation of Portfolio Managers of VIA” on page 33, the first sentence is revised to include Euclid as an affiliated investment management firm to which the balance of the disclosure applies.

•

The disclosure under “Other Accounts Managed by the Portfolio Managers,” “Description of any Potential Material Conflicts of Interest” and “Ownership of Trust Securities by Portfolio Managers” in the subsection “VIA” on page 33 is revised to indicate that it applies to the portfolio managers at Euclid and is moved to the new subsection “Euclid” as described below.

•	The following disclosure is added under “The Subadvisers” on page 38:

Euclid Advisors LLC (“Euclid”)

VIA has engaged Euclid as subadviser to the Virtus Growth & Income Series, Virtus Premium AlphaSector Series and Virtus Strategic Allocation Series (equity portion). Euclid provides the day-to-day management of for the Growth & Income Series and the equity portion of the Strategic Allocation Series. As subadviser to the Premium AlphaSector Series, Euclid is responsible for determining final allocations and trading decisions following receipt of F-Squared’s investment recommendations. For its services as subadviser, VIA pays monthly fee to Euclid at the following rates:

Series	Fee Rate
Growth & Income Series	50% of gross advisory fee
Premium AlphaSector Series	20% of the net advisory fee
Strategic Allocation Series	50% of the gross advisory fee (equity assets only)

Euclid acts as subadviser to mutual funds. Euclid is a subsidiary of Virtus. As of September 30, 2011, Euclid had approximately $3.7 billion in assets under management. Euclid’s offices are located at 900 Third Avenue, New York, NY 10022 and 100 Pearl Street, Hartford, CT 06103.

•	On page 40 under “The Subadvisers,” the Virtus Capital Growth Series is hereby added to the list of series for which Kayne Anderson Rudnick Investment Management LLC serves as subadviser.

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The information for Mr. Couden under “Other Accounts Managed by the Portfolio Manager” in the subsection “SCM Advisors, LLC” (renamed Newfleet Asset Management, LLC by supplement) on page 42 is hereby moved to appear in the table under “Other Accounts Managed by the Portfolio Managers” in the subsection “Kayne Anderson Rudnick Investment Management, LLC” on page 41.

Investors should retain this supplement with the SAI for future reference.

VVIT SAI/Euclid&KayneChanges (9/2011)